6. CONVERTIBLE DEBENTURES	6 Months Ended
Jun. 30, 2015
Quarterly Report
6. CONVERTIBLE DEBENTURES

NOTE 6 - CONVERTIBLE DEBENTURES

On March 24, 2014, the Company issued convertible debentures to certain accredited investors. The total principal amount of the debentures is $269,100 and matures on March 24, 2016 with a zero percent interest rate. The debentures are convertible into shares of the Company’s common stock at $0.10 per share.

The debentures were discounted in the amount of $174,378 due to the intrinsic value of the beneficial conversion option and relative derivative liabilities of the warrants.

On January 7, 2015, one holder of a convertible debenture converted $40,000 of principal into 400,000 shares of common stock.

On April 4, 2015, one holder of a convertible debenture converted $20,000 of principal into 200,000 shares of common stock.

As of June 30, 2015, the aggregate carrying value of the debentures was $152,430 net of debt discounts of $56,670, while as of December 31, 2014, the aggregate carrying value of the debentures was $162,084 net of debt discounts of $107,016.